Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Other Comprehensive Income, Tax Amounts
Foreign currency translation adjustments, tax	$ (1)	$ (12)	$ (26)
Amortization of unrealized pension actuarial gains/losses and other, tax	$ (104)	$ (677)	$ 1,369